Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
OPERATING ACTIVITIES
Income before income taxes and Share in the profit (loss) of equity method accounted investees	$ 2,533	$ 51,956	$ 18,575	$ 38,524
Non-cash items adjustments:
Operating (income)	(92)	(1,884)	(1,544)	(1,279)
Depreciation	1,233	25,293	25,006	23,361
Amortization	131	2,694	3,043	2,449
(Gain) loss on sale of long-lived assets	(57)	(1,176)	(130)	68
Disposal of long-lived assets	28	579	1,290	861
Impairment of long-lived assets	70	1,427	5,102	1,018
Share of the profit of equity method accounted investees, net of taxes	(525)	(10,765)	736	(6,228)
Interest income	(71)	(1,464)	(2,100)	(3,168)
Interest expense	826	16,938	17,516	14,133
Foreign exchange loss (gain), net	(64)	(1,314)	(385)	2,467
Monetary position (gain), net	(36)	(738)	(384)	(260)
Market value (gain) loss on financial instruments	(2)	(38)	264	320
Net cash flow from operating activities before changes in operating accounts	3,974	81,508	66,989	72,266
Trade accounts receivable and other current assets	(295)	(6,050)	2,551	(2,818)
Other current financial assets	(36)	(743)	31	(268)
Inventories	(382)	(7,835)	(247)	(5,635)
Derivative financial instruments	(3)	(69)	124	41
Trade accounts payable and other accounts	972	19,931	(1,847)	10,230
Other non-current liabilities		3	901	345
Other current financial liabilities	36	732	1,015	158
Employee benefits paid	(38)	(771)	(981)	(790)
Net cash generated from operations	4,228	86,706	68,536	73,529
Income taxes paid	(664)	(13,616)	(15,363)	(11,891)
Net cash generated by operating activities	3,564	73,090	53,173	61,638
INVESTING ACTIVITIES
Equity method accounted investees	(32)	(662)	(2,095)	(2,516)
Other equity investments			(5,644)	(14,419)
(Purchase) disposal of investments	(1,146)	(23,504)	14,149	29,381
Interest received	84	1,715	2,106	3,253
Derivative financial instruments	10	213	(191)	(203)
Dividends received from equity method accounted investees	246	5,039	4,180	3,026
Property, plant and equipment acquisitions	(892)	(18,294)	(18,660)	(22,926)
Proceeds from disposal of property, plant and equipment	72	1,478	461	655
Acquisition of intangible assets	(98)	(2,005)	(1,482)	(2,197)
Proceeds from long-lived assets	48	976
Investment in other assets	(49)	(997)	(1,082)	(1,179)
Collections of other assets	10	213	526	415
Investment in other financial assets	(36)	(735)	(214)	(285)
Net cash (used in) by investing activities	(2,252)	(46,175)	(31,367)	(14,131)
FINANCING ACTIVITIES
Proceeds from borrowings	1,944	39,888	129,371	18,280
Payments of bank loans	(1,889)	(38,747)	(63,278)	(26,301)
Interest paid	(462)	(9,469)	(9,615)	(6,503)
Derivative financial instruments	(158)	(3,245)	1,078	(690)
Dividends paid	(653)	(13,399)	(15,868)	(13,629)
Acquisition of non-controlling interest			(11,692)	(728)
Interest paid derived from leases	(246)	(5,038)	(4,568)	(4,498)
Payments of leases	(355)	(7,287)	(5,242)	(4,350)
Other financing activities	15	308	(611)	(15)
Net cash (used in) generated by financing activities	(1,804)	(36,989)	19,575	(38,434)
(Decrease) increase in cash and cash equivalents	(492)	(10,074)	41,381	9,073
Cash and cash equivalents at the beginning of the period	5,246	107,624	65,562	62,047
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	(6)	(143)	681	(5,558)
Cash and cash equivalents at the end of the period	4,748	97,407	107,624	65,562
Envoy and other acquisitions
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	$ (469)	$ (9,612)	(23,284)
Other acquisitions
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)			$ (137)	$ (7,136)